Gallery Trust	Mondrian International Value Equity Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.1%
QBE Insurance Group Ltd	763,308	$5,404,366
Total Australia		5,404,366

CHINA — 2.1%
China Mobile Ltd	1,516,000	10,386,643
Total China		10,386,643

DENMARK — 1.2%
ISS A/S *	379,918	5,840,269
Total Denmark		5,840,269

FRANCE — 7.9%
Cie de Saint-Gobain SA *	446,429	16,391,448
Sanofi SA	161,084	16,802,314
Societe Generale SA *	338,830	5,182,251
Total France		38,376,013

GERMANY — 9.0%
Allianz SE	68,258	14,168,924
Continental AG	160,440	15,603,085
Deutsche Telekom AG	262,535	4,380,583
Evonik Industries AG	353,306	9,517,991
Total Germany		43,670,583

HONG KONG — 6.7%
CK Hutchison Holdings Ltd	2,232,000	14,557,837
Jardine Matheson Holdings Ltd	137,915	5,652,624
WH Group Ltd	13,927,500	12,381,517
Total Hong Kong		32,591,978

ITALY — 4.6%
Enel SpA	1,496,071	13,620,832

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY (continued)
Eni SpA	969,343	$8,610,622
Total Italy		22,231,454

JAPAN — 27.3%
Coca-Cola Bottlers Japan Holdings Inc	447,900	6,664,234
FUJIFILM Holdings Corp *	293,800	13,092,009
Fujitsu Ltd	69,200	9,230,589
Honda Motor Co Ltd *	530,200	12,642,056
Isuzu Motors Ltd *	426,000	3,458,948
Kyocera Corp	265,000	14,630,013
Mitsubishi Electric Corp	740,200	9,583,337
Nippon Telegraph & Telephone Corp	294,900	6,807,313
Otsuka Holdings Co Ltd	260,600	10,758,320
Sekisui Chemical Co Ltd	587,900	7,953,076
Sony Corp	111,200	8,483,786
Takeda Pharmaceutical Co Ltd	382,700	13,579,153
Tokio Marine Holdings Inc	207,352	8,689,372
Toyota Industries Corp	146,600	7,395,437
Total Japan		132,967,643

NETHERLANDS — 3.4%
Ahold Delhaize NV	149,437	4,307,450
Royal Dutch Shell PLC Class B	882,591	12,486,640
Total Netherlands		16,794,090

SINGAPORE — 3.9%
Singapore Telecommunications Ltd	3,159,902	5,729,304
United Overseas Bank Ltd	935,040	13,160,525
Total Singapore		18,889,829

SPAIN — 2.5%
Banco Santander SA *	4,049,030	8,626,242

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SPAIN (continued)
Naturgy Energy Group SA	186,292	$3,454,038
Total Spain		12,080,280

SWEDEN — 2.7%
Telia Co AB	3,393,112	13,170,080
Total Sweden		13,170,080

SWITZERLAND — 5.7%
ABB Ltd	549,700	13,686,150
Novartis AG	119,597	9,869,319
Zurich Insurance Group AG	11,242	4,132,700
Total Switzerland		27,688,169

TAIWAN — 2.6%
Taiwan Semiconductor Manufacturing Co Ltd	825,000	11,983,051
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,859	777,777
Total Taiwan		12,760,828

UNITED KINGDOM — 17.6%
BP PLC	2,687,362	9,679,133
GlaxoSmithKline PLC	673,803	13,492,995
Kingfisher PLC	3,755,970	11,893,200
Lloyds Banking Group PLC *	28,082,402	9,662,355
SSE PLC	929,291	15,825,949
Tesco PLC	4,473,083	12,711,814
Travis Perkins PLC	230,449	3,343,884
WPP PLC	1,186,508	8,821,852
Total United Kingdom		85,431,182

Total Common Stock
(Cost $546,770,341)		478,283,407

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2020 (Unaudited)

PREFERRED STOCK — 0.1%
	Number of Shares	Value (U.S. $)
GERMANY — 0.1%
Bayerische Motoren Werke AG, 4.66%	13,304	$682,650

Total Preferred Stock
(Cost $963,310)		682,650
Total Value of Securities — 98.4%
(Cost $547,733,651)		$478,966,057

Percentages are based on Net Assets of $486,738,517.
*	Non-income producing security.

ADR — American Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$5,404,366	$—	$—	$5,404,366
China	10,386,643	—	—	10,386,643
Denmark	5,840,269	—	—	5,840,269
France	38,376,013	—	—	38,376,013
Germany	43,670,583	—	—	43,670,583
Hong Kong	26,939,354	5,652,624	—	32,591,978
Italy	22,231,454	—	—	22,231,454
Japan	132,967,643	—	—	132,967,643
Netherlands	16,794,090	—	—	16,794,090
Singapore	—	18,889,829	—	18,889,829
Spain	12,080,280	—	—	12,080,280
Sweden	13,170,080	—	—	13,170,080
Switzerland	27,688,169	—	—	27,688,169
Taiwan	12,760,828	—	—	12,760,828
United Kingdom	85,431,182	—	—	85,431,182
Total Common Stock	453,740,954	24,542,453	—	478,283,407
Preferred Stock	682,650	—	—	682,650
Total Investments in Securities	$454,423,604	$24,542,453	$—	$478,966,057

Gallery Trust	Mondrian International Value Equity Fund
July 31, 2020 (Unaudited)

For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-0900

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%
	Number of Shares	Value (U.S. $)
BRAZIL — 3.9%
Hypera SA *	59,800	$413,031
Itau Unibanco Holding SA ADR	47,939	244,489
Suzano Papel e Celulose SA *	34,400	278,547
Total Brazil		936,067

CHINA — 40.3%
Alibaba Group Holding Ltd *	63,392	2,012,107
Baidu ADR *	4,216	503,390
China Medical System Holdings Ltd	301,000	364,681
China Merchants Bank Class H	176,500	823,255
China Mobile Ltd	57,000	390,527
CSPC Pharmaceutical Group	291,200	610,933
Hangzhou Hikvision Digital Technology Class A	71,200	377,346
Hengan International Group Co Ltd	43,000	360,909
Jiangsu Yanghe Brewery Joint-Stock Class A	29,912	578,783
Midea Group Co Ltd Class A	80,903	831,691
NetEase Inc Sponsored ADR	482	220,959
Ping An Insurance Group Co of China Ltd Class H	111,500	1,181,135
Tencent Holdings	15,100	1,040,398
Tingyi Cayman Islands Holding Corp Class H	264,000	491,873
Total China		9,787,987

HONG KONG — 3.8%
NetEase Inc	16,236	294,960
Sands China Ltd	50,000	193,541
WH Group Ltd	483,500	429,831
Total Hong Kong		918,332

INDIA — 11.9%
Bajaj Auto Ltd	5,219	209,628
HCL Technologies Ltd	67,237	633,792
Housing Development Finance Corp Ltd	19,628	467,517

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
INDIA (continued)
Indiabulls Housing Finance Ltd	51,313	$130,319
Infosys Ltd Sponsored ADR	43,412	557,844
Reliance Industries	32,699	903,487
Total India		2,902,587

INDONESIA — 1.5%
Bank Rakyat Indonesia Persero Tbk PT	1,718,900	371,133
Total Indonesia		371,133

MEXICO — 2.1%
Fibra Uno Administracion SA de CV REIT	321,248	259,683
Grupo Financiero Banorte SAB de CV Class O *	70,145	251,236
Total Mexico		510,919

NETHERLANDS — 1.3%
Unilever NV	5,440	320,916
Total Netherlands		320,916

PERU — 1.0%
Credicorp Ltd	1,984	252,305
Total Peru		252,305

RUSSIA — 3.8%
Gazprom PJSC Sponsored ADR	100,385	491,886
LUKOIL PJSC Sponsored ADR	6,180	423,145
Total Russia		915,031

SOUTH AFRICA — 2.0%
Mondi PLC	27,470	490,112
Total South Africa		490,112

SOUTH KOREA — 8.7%
Korea Zinc Co Ltd	422	146,641
LG Chem Ltd	420	200,235

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA (continued)
Samsung Electronics Co Ltd	16,296	$791,957
Samsung Electronics Co Ltd GDR	286	$347,478
Samsung Fire & Marine Insurance Co Ltd	1,607	231,325
Shinhan Financial Group Co Ltd	15,329	387,278
Total South Korea		2,104,914

TAIWAN — 11.7%
ASE Technology Holding Co Ltd	213,000	549,687
CTBC Financial Holding	256,000	169,534
Hon Hai Precision Industry	163,000	436,232
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,554	1,700,395
Total Taiwan		2,855,848

UNITED KINGDOM — 0.9%
Unilever PLC	3,791	226,932
Total United Kingdom		226,932

UNITED STATES — 1.5%
Consumer Discretionary — 1.2%
Yum China Holdings *	5,651	289,557

Information Technology — 0.3%
Micron Technology *	1,257	62,919

Total United States		352,476

Total Common Stock
(Cost $19,440,650)		22,945,559

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2020 (Unaudited)

PREFERRED STOCK — 2.6%
	Number of Shares	Value (U.S. $)
BRAZIL — 0.1%
Itausa	11,500	$23,522

SOUTH KOREA — 2.5%
Samsung Electronics Co Ltd**	14,598	606,514

Total Preferred Stock
(Cost $492,620)		630,036
Total Value of Securities — 97.0%
(Cost $19,933,270)		$23,575,595

Percentages are based on Net Assets of $24,314,245.
*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
CV — Convertible Security
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Gallery Trust	Mondrian Emerging Markets Value Equity Fund
July 31, 2020 (Unaudited)

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$936,067	$—	$—	$936,067
China	9,787,987	—	—	9,787,987
Hong Kong	918,332	—	—	918,332
India	2,902,587	—	—	2,902,587
Indonesia	—	371,133	—	371,133
Mexico	510,919	—	—	510,919
Netherlands	320,916	—	—	320,916
Peru	252,305	—	—	252,305
Russia	915,031	—	—	915,031
South Africa	490,112	—	—	490,112
South Korea	2,104,914	—	—	2,104,914
Taiwan	2,855,848	—	—	2,855,848
United Kingdom	226,932	—	—	226,932
United States	352,476	—	—	352,476
Total Common Stock	22,574,426	371,133	—	22,945,559
Preferred Stock	630,036	—	—	630,036
Total Investments in Securities	$23,204,462	$371,133	$—	$23,575,595

For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-0900

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS — 96.7%
	Face Amount (Local Currency)		Value (U.S. $)
AUSTRALIA — 3.9%
Australia Government Bond
5.750%, 05/15/21	AUD	155,000	$115,503
4.750%, 04/21/27	AUD	350,000	319,244
3.250%, 04/21/25	AUD	226,000	183,002
3.000%, 03/21/47	AUD	370,000	340,308
Total Australia			958,057

AUSTRIA — 4.3%
Republic of Austria Government Bond
6.250%, 07/15/27	EUR	610,000	1,060,278
Total Austria			1,060,278

BELGIUM — 4.7%
Kingdom of Belgium Government Bond
1.000%, 06/22/26 (A)	EUR	900,000	1,153,699
Total Belgium			1,153,699

CANADA — 2.0%
Canadian Government Bond
5.000%, 06/01/37	CAD	224,000	280,518
1.500%, 06/01/26	CAD	200,000	159,458
0.750%, 09/01/21	CAD	50,000	37,545
Total Canada			477,521

FINLAND — 4.1%
Finland Government Bond
0.500%, 09/15/27 (A)	EUR	799,000	1,008,099
Total Finland			1,008,099

FRANCE — 3.7%
French Republic Government Bond OAT
1.500%, 05/25/31	EUR	300,000	418,720
0.500%, 05/25/25	EUR	195,000	241,845

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
FRANCE (continued)
Total Capital International
0.750%, 07/12/28	EUR	200,000	$244,745
Total France			905,310

GERMANY — 7.2%
Bundesrepublik Deutschland Bundesanleihe
2.500%, 07/04/44	EUR	250,000	491,420
0.250%, 02/15/29	EUR	125,000	158,605
Kreditanstalt fuer Wiederaufbau
2.050%, 02/16/26	JPY	105,000,000	1,118,892
Total Germany			1,768,917

ITALY — 11.8%
Italy Buoni Poliennali Del Tesoro
4.750%, 09/01/44 (A)	EUR	200,000	367,710
2.950%, 09/01/38 (A)	EUR	600,000	855,081
2.000%, 02/01/28	EUR	650,000	832,603
1.450%, 05/15/25	EUR	308,000	379,535
0.050%, 04/15/21	EUR	385,000	454,419
Total Italy			2,889,348

JAPAN — 19.8%
Japan Government Ten Year Bond
0.100%, 06/20/26	JPY	20,000,000	191,433
Japan Government Thirty Year Bond
2.400%, 12/20/34	JPY	90,000,000	1,112,419
0.300%, 06/20/46	JPY	140,100,000	1,263,448
Japan Government Twenty Year Bond
1.600%, 06/20/30	JPY	107,000,000	1,169,050
0.200%, 06/20/36	JPY	120,000,000	1,119,841
Total Japan			4,856,191

KUWAIT — 1.1%
Kuwait International Government Bond
3.500%, 03/20/27	USD	240,000	271,608
Total Kuwait			271,608

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)
MALAYSIA — 2.1%
Malaysia Government Bond
4.254%, 05/31/35	MYR	900,000	$239,868
4.181%, 07/15/24	MYR	1,113,000	283,670
Total Malaysia			523,538

MEXICO — 2.8%
Mexican Bonos
8.500%, 11/18/2038	MXN	423,000	22,940
8.500%, 05/31/29	MXN	3,000,000	160,890
8.000%, 11/07/47	MXN	10,000,000	511,593
Total Mexico			695,423

NETHERLANDS — 4.7%
Netherlands Government Bond
5.500%, 01/15/28	EUR	94,056	161,597
2.750%, 01/15/47 (A)	EUR	250,000	518,794
0.500%, 01/15/40 (A)	EUR	250,000	331,406
0.250%, 07/15/29 (A)	EUR	100,000	125,497
Total Netherlands			1,137,294

NEW ZEALAND — 4.7%
New Zealand Government Bond
5.500%, 04/15/23	NZD	650,000	491,082
4.500%, 04/15/27	NZD	550,000	461,064
2.750%, 04/15/37	NZD	250,000	207,383
Total New Zealand			1,159,529

SUPRANATIONAL — 13.7%
Asian Development Bank
2.350%, 06/21/27	JPY	100,000,000	1,109,646
European Financial Stability Facility
0.950%, 02/14/28	EUR	890,000	1,158,324
European Investment Bank
2.150%, 01/18/27	JPY	100,000,000	1,083,377
Total Supranational			3,351,347

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2020 (Unaudited)

GLOBAL BONDS — continued
	Face Amount (Local Currency)		Value (U.S. $)

UNITED ARAB EMIRATES — 1.1%
MDGH - GMTN BV
2.875%, 11/07/29	USD	256,000	$277,998
Total United Arab Emirates			277,998

UNITED KINGDOM — 5.0%
HSBC Holdings
4.583%, 06/19/29 (B)	USD	230,000	268,393
United Kingdom Gilt
4.500%, 09/07/34	GBP	90,000	185,495
4.250%, 09/07/39	GBP	350,000	769,436
Total United Kingdom			1,223,324

Total Global Bonds
(Cost $21,549,289)			23,717,481

U.S. TREASURY OBLIGATIONS — 1.5%
United States Treasury Bond
2.750%, 08/15/42	175,000	233,078
United States Treasury Notes
1.625%, 02/15/26	120,000	128,864
Total U.S. Treasury Obligations
(Cost $279,401)		361,942
Total Value of Securities — 98.2%
(Cost $21,828,690)		$24,079,423

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2020 (Unaudited)

A list of the open forward foreign currency exchange contracts held by the Fund at July 31, 2020 is as follows:
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	10/30/20	USD	1,556,306	EUR	1,326,000	$8,703
Brown Brothers Harriman	10/30/20	USD	1,508,751	GBP	1,171,500	25,459
Brown Brothers Harriman	10/30/20	USD	510,817	MXN	11,396,000	(4,655)
Brown Brothers Harriman	10/30/20	USD	489,875	NOK	4,470,000	1,378
Brown Brothers Harriman	10/30/20	USD	488,007	PLN	1,834,000	1,997
Brown Brothers Harriman	10/30/20	AUD	1,331,500	USD	950,445	(1,124)
Brown Brothers Harriman	10/30/20	JPY	114,260,500	USD	1,086,736	6,104
Brown Brothers Harriman	10/30/20	NZD	1,744,000	USD	1,158,513	1,864
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$39,726

Percentages are based on Net Assets of $24,518,290.
(A)
Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of securities as of July 31, 2020 was 4,360,286 and represents 17.8% on Net Assets.

(B)	Floating rate security - Rate disclosed is the rate in effect on July 31, 2020.

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
USD — United States Dollar

Gallery Trust	Mondrian International Government Fixed Income Fund
July 31, 2020 (Unaudited)

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s’ investments carried at market value
Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$23,717,481	$—	$23,717,481
U.S. Treasury Obligations	128,864	233,078	—	361,942
Total Investments in Securities	$128,864	$23,950,559	$—	$24,079,423

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$45,505	$—	$45,505
Unrealized Depreciation	—	(5,779)	—	(5,779)
Total Other Financial Instruments	$—	$39,726	$—	$39,726

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Amounts designated as “—”are $0 or have been rounded to $0.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-0900

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.0%
	Number of Shares	Value (U.S. $)
UNITED STATES — 99.0%
Energy — 3.5%
Enviva Partners	1,042	$39,815

Financials — 5.4%
Houlihan Lokey Inc Class A	688	37,702
Moelis & Company Class A	752	22,402
		60,104
Health Care — 6.1%
AMN Healthcare Services Inc *	714	39,227
iRadimed Corp *	1,295	28,853
		68,080
Industrials — 35.8%
AAR Corp *	1,424	24,521
Astronics Corp *	3,007	26,161
Barnes Group Inc	823	30,344
Donaldson Company Inc	538	26,007
Douglas Dynamics Inc	902	31,886
EnerSys	505	33,966
GrafTech International Ltd	5,145	31,230
Luxfer Holdings PLC	2,670	33,909
McGrath RentCorp	650	37,713
Regal Beloit Corp	308	28,327
Tetra Tech Inc	291	25,797
Timken Company	811	37,030
US Ecology Inc	944	32,738
		399,629
Information Technology — 21.1%
Avnet Inc	1,133	30,274
Cabot Microelectronics Corp	270	40,694
Comtech Telecommunications Corp	1,478	24,269

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Information Technology (continued)
FLIR Systems Inc	745	$31,036
Maximus Inc	538	39,925
NIC Inc	1,461	32,025
Vishay Intertechnology Inc	2,388	37,468
		235,691
Materials — 18.3%
AptarGroup Inc	288	33,178
Avient Corp	1,712	40,917
Graphic Packaging Holding Co	1,928	26,876
Greif Class A	948	32,981
Innospec Inc	487	36,608
PH Glatfelter Co	2,113	33,660
		204,220
Real Estate — 8.8%
Global Medical REIT Inc	2,397	28,500
Landmark Infrastructure Partners LP	3,258	33,688
Physicians Realty Trust	2,036	36,730
		98,918
Total United States		1,106,457

Total Common Stock
(Cost $1,185,566)		1,106,457
Total Value of Securities — 99.0%
(Cost $1,185,566)		$1,106,457

Percentages are based on Net Assets of $1,117,252.
*	Non-income producing security.

L.P. — Limited Partnership
Ltd. — Limited
PLC — Public Limited Company

Gallery Trust	Mondrian U.S. Small Cap Equity Fund
July 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-0900

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Number of Shares	Value (U.S. $)
CANADA — 8.3%
Emera Inc	1,499	$62,390
Enbridge Inc	1,719	55,018
Total Canada		117,408

CHILE — 3.6%
Enel Americas	324,971	50,420
Total Chile		50,420

CHINA — 3.0%
Jiangsu Expressway Co Ltd Class H	40,000	42,889
Total China		42,889

FRANCE — 7.9%
Rubis SCA	1,058	49,801
Veolia Environnement SA	2,714	61,734
Total France		111,535

INDIA — 4.1%
Power Grid Corp of India Ltd	24,361	58,059
Total India		58,059

ITALY — 7.7%
Atlantia SpA *	3,297	52,236
Snam SpA	10,735	56,904
Total Italy		109,140

JAPAN — 2.7%
West Japan Railway Co	900	38,498
Total Japan		38,498

MEXICO — 6.5%
Aeroportuario Centro Norte SAB de CV B Class B *	9,506	39,660

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO (continued)
Promotora y Operadora de Infraestructura	7,114	$52,149
Total Mexico		91,809

PORTUGAL — 4.2%
EDP - Energias de Portugal SA	11,750	59,308
Total Portugal		59,308

SPAIN — 4.4%
Naturgy Energy Group SA	3,335	61,834
Total Spain		61,834

UNITED KINGDOM — 7.1%
National Grid PLC	4,091	48,218
SSE PLC	3,016	51,363
Total United Kingdom		99,581

UNITED STATES — 39.1%
Energy — 3.7%
Williams Co Inc	2,720	52,034

Industrials — 4.6%
Kansas City Southern	380	65,303

Utilities — 30.8%
Dominion Energy	595	48,213
Duke Energy Corp	738	62,538
Edison International	975	54,278
Evergy Inc	829	53,744
OGE Energy	1,524	50,140
Pinnacle West Capital	641	53,254
PPL Corporation	2,399	63,861

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Utilities (continued)
Xcel Energy Inc	715	$49,364
		435,392
Total United States		552,729

Total Common Stock
(Cost $1,391,344)		1,393,210

RIGHTS — 0.1%
	Number of Rights	Value (U.S. $)
EDP - Energias de Portugal, Expires 08/10/20	14,191	1,441

Total Rights
(Cost $–)		1,441
Total Value of Securities — 98.7%
(Cost $1,391,344)		$1,394,651

Percentages are based on Net Assets of $1,412,383.
*	Non-income producing security.

CV — Convertible Security
Ltd. — Limited
PLC — Public Limited Company

As of July 31, 2020, all of the Fund’s investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Gallery Trust	Mondrian Global Listed Infrastructure Fund
July 31, 2020 (Unaudited)

For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-0900

Gallery Trust	Mondrian Global All Countries World Equity Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%
	Number of Shares	Value (U.S. $)
BRAZIL — 1.8%
Hypera SA *	6,900	$47,657
Total Brazil		47,657

CHINA — 5.2%
Alibaba Group Holding Ltd *	2,000	63,482
Midea Group Co Ltd Class A	4,400	45,232
Ping An Insurance Group Co of China Ltd Class H	2,500	26,483
Total China		135,197

DENMARK — 0.9%
ISS A/S *	1,537	23,627
Total Denmark		23,627

FRANCE — 5.3%
Sanofi SA	768	80,108
Thales	790	57,101
Total France		137,209

GERMANY — 2.0%
Continental AG	548	53,294
Total Germany		53,294

HONG KONG — 1.1%
WH Group Ltd	31,500	28,003
Total Hong Kong		28,003

INDIA — 1.9%
Infosys Ltd Sponsored ADR	1,574	20,226
Reliance Industries GDR	545	29,178
Total India		49,404

Gallery Trust	Mondrian Global All Countries World Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — 1.7%
Enel SpA	4,886	$44,484
Total Italy		44,484

JAPAN — 12.9%
Isuzu Motors Ltd *	2,600	21,111
Kyocera Corp	1,100	60,728
Matsumotokiyoshi Holdings	800	26,565
Mitsubishi Electric Corp	4,700	60,851
Otsuka Holdings Co Ltd	1,700	70,181
Sekisui Chemical Co Ltd	1,900	25,703
Sundrug Co Ltd	2,100	71,616
Total Japan		336,755

NETHERLANDS — 2.9%
Unilever NV	1,264	74,566
Total Netherlands		74,566

SINGAPORE — 1.0%
Singapore Telecommunications Ltd	14,400	25,991
Total Singapore		25,991

SOUTH AFRICA — 0.5%
Mondi PLC	761	13,578
Total South Africa		13,578

SPAIN — 2.0%
Naturgy Energy Group SA	2,753	51,043
Total Spain		51,043

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	4,000	58,100
Total Taiwan		58,100

Gallery Trust	Mondrian Global All Countries World Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM — 6.3%
GlaxoSmithKline PLC	3,428	$68,646
Kingfisher PLC	17,776	56,287
Lloyds Banking Group PLC *	111,255	38,280
Total United Kingdom		163,213

UNITED STATES — 50.0%
Consumer Discretionary — 1.4%
Tractor Supply	249	35,542

Consumer Staples — 5.1%
Colgate-Palmolive	787	60,756
PepsiCo Inc	518	71,308
		132,064
Energy — 1.3%
Exxon Mobil	799	33,622

Financials — 4.3%
New York Community Bancorp	4,276	45,026
Synchrony Financial	1,045	23,126
Wells Fargo	1,814	44,008
		112,160
Health Care — 10.5%
AbbVie Inc	376	35,687
Centene Corp*	1,134	73,994
Gilead Sciences	265	18,425
Johnson & Johnson	577	84,104
Waters Corp*	288	61,387
		273,597
Industrials — 2.5%
Stericycle Inc*	1,066	64,424

Gallery Trust	Mondrian Global All Countries World Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES (continued)
Information Technology — 15.3%
Apple Inc	113	$48,030
Check Point Software Technologies *	569	71,324
Cisco Systems	1,647	77,574
Maximus Inc	880	65,304
Microsoft Corp	376	77,083
Visa Class A	314	59,786
		399,101
Materials — 4.9%
Amcor PLC US	5,839	60,142
DuPont de Nemours	1,289	68,936
		129,078
Utilities — 4.7%
Duke Energy Corp	822	69,656
PPL Corporation	1,990	52,974
		122,630
Total United States		1,302,218

Total Common Stock
(Cost $2,446,710)		2,544,339

Gallery Trust	Mondrian Global All Countries World Equity Fund
July 31, 2020 (Unaudited)

PREFERRED STOCK — 1.7%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 1.7%
Samsung Electronics Co Ltd**	1,089	$45,246
Total Preferred Stock (Cost $42,298)		45,246
Total Value of Securities — 99.5%
(Cost $2,489,008)		$2,589,585

Percentages are based on Net Assets of $2,603,063.
*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Ltd. — Limited
PLC — Public Limited Company
As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-001-0900

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Number of Shares	Value (U.S. $)
BRAZIL — 5.8%
BB Seguridade Participacoes SA	7,100	$37,905
CCR SA	4,500	12,983
Cielo SA	23,100	23,647
Cogna Educacao SA	3,700	5,915
Hypera SA *	6,200	42,823
LOG Commercial Properties e Participacoes SA	259	1,846
MRV Engenharia e Participacoes SA	3,600	13,209
Odontoprev SA	3,600	9,593
Porto Seguro SA	2,200	22,744
Qualicorp SA	11,400	61,408
Smiles Fidelidade SA	3,600	10,483
Wiz Solucoes e Corretagem de Seguros SA	23,700	47,113
Total Brazil		289,669

CHILE — 1.0%
Aguas Andinas SA Class A	84,443	29,686
CAP SA *	1,310	9,863
Enel Chile SA	119,374	10,249
Total Chile		49,798

CHINA — 30.3%
361 Degrees International Ltd	118,000	16,595
Agricultural Bank of China Ltd Class H	54,000	19,161
Anhui Expressway Co Ltd Class H	22,000	10,560
Atlas Corp	3,654	25,980
Bank of China Ltd Class H	80,000	26,837
Beijing Enterprises Water Group Ltd	26,000	11,037
Beijing Jingneng Clean Energy Co Ltd Class H	234,000	64,612
China Communications Services Corp Ltd Class H	24,000	15,545
China Construction Bank Corp Class H	26,000	19,055
China Dongxiang Group Co Ltd	299,000	37,809
China Everbright Ltd	4,000	6,400

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
China Galaxy Securities Co Ltd Class H	24,000	$14,337
China Lilang Ltd	55,000	29,521
China Merchants Port Holdings Co Ltd	6,444	7,375
China Mobile Ltd	1,500	10,277
China Pioneer Pharma Holdings Ltd	106,000	15,455
China Sanjiang Fine Chemicals Co Ltd	188,000	65,494
China Suntien Green Energy Corp Ltd Class H *	111,000	32,225
Chongqing Machinery & Electric Co Ltd Class H	156,000	10,064
Chu Kong Shipping Enterprises Group Co Ltd	62,000	7,520
COSCO Shipping International Hong Kong Co Ltd	38,000	10,591
CPMC Holdings Ltd	28,000	12,861
Dongfeng Motor Group Co Ltd Class H	14,000	10,025
Fufeng Group Ltd	27,000	9,789
Great Wall Motor Co Ltd Class H	15,500	15,139
Greatview Aseptic Packaging Co Ltd	99,000	37,555
Guangdong Investment Ltd	10,000	16,154
Guangzhou RF Properties Class H	40,800	47,010
Guorui Properties Ltd	183,000	27,154
Hengan International Group Co Ltd	1,500	12,590
Hisense Home Appliances Group Co Ltd Class H	26,000	28,213
Huabao International Holdings Ltd	129,000	146,804
Industrial & Commercial Bank of China Ltd Class H	35,000	20,683
Jiangsu Expressway Co Ltd Class H	12,000	12,866
Kingboard Holdings Ltd	20,500	59,910
Kingboard Laminates Holdings Ltd	57,500	64,619
Lee Man Paper Manufacturing Ltd	47,000	28,927
Lenovo Group Ltd	120,000	72,307
Qingling Motors Co Ltd Class H	178,000	32,154
Shanghai Industrial Holdings Ltd	7,000	10,206
Shanghai Industrial Urban Development Group	7,000	768
Sichuan Expressway Co Ltd Class H	46,000	10,446
Sihuan Pharmaceutical Holdings Group Ltd	223,000	22,731

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
Sinopec Shanghai Petrochemical Co Ltd Class H	136,000	$30,358
Texhong Textile Group Ltd	11,000	8,402
Wasion Group Holdings Ltd	82,000	24,864
Xingda International Holdings Ltd	146,909	29,949
Xinhua Winshare Publishing and Media Co Ltd Class H	72,000	47,658
Xinyi Solar Holdings Ltd	87,316	95,537
Xtep International Holdings Ltd	60,299	18,050
Yuexiu REIT	84,000	37,609
Yuexiu Transport Infrastructure Ltd	22,000	13,965
Yuzhou Properties Co Ltd	103,917	46,660
Zhejiang Expressway Co Ltd Class H	14,000	10,405
Total China		1,518,818

CZECH REPUBLIC — 0.3%
O2 Czech Republic AS	1,271	12,208
Total Czech Republic		12,208

INDIA — 4.8%
HDFC Bank Ltd Sponsored ADR *	1,182	55,259
ICICI Bank Ltd Sponsored ADR *	6,688	62,800
Infosys Ltd Sponsored ADR	6,636	85,273
Mahindra and Mahindra Ltd Sponsored GDR	4,501	36,486
Total India		239,818

INDONESIA — 2.4%
Bank Pembangunan Daerah Jawa Timur Tbk PT Class B	1,179,200	44,419
Bukit Asam Tbk PT	301,800	41,811
Tunas Baru Lampung Tbk PT *	432,900	21,637
Waskita Beton Precast Tbk PT	993,700	13,494
Total Indonesia		121,361

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MALAYSIA — 2.8%
AirAsia Group Bhd *	58,700	$8,935
Alliance Bank Malaysia Group Bhd	14,100	7,102
CIMB Group Holdings Bhd	20,569	17,448
Gas Malaysia Bhd	20,700	13,370
Inari Amertron Bhd	32,300	16,283
Lingkaran Trans Kota Holdings Bhd	10,300	9,797
Malaysian Pacific Industries Bhd	7,400	23,037
OSK Holdings Bhd	78,000	14,436
Petronas Chemicals Group Bhd	7,100	10,389
Syarikat Takaful Malaysia Keluarga Bhd	18,300	20,869
Total Malaysia		141,666

MEXICO — 3.0%
Banco Santander SA Mexico Line *	11,918	27,312
Bolsa Mexicana de Valores SAB	8,851	17,964
Concentradora Fibra Danhos SA de CV REIT	17,324	16,752
Concentradora Hipotecaria SAPI de CV	50,495	38,753
Gentera SAB de CV *	19,052	6,677
Grupo Aeroportuario Pacifico Class B	1,463	9,859
Grupo Financiero Banorte SAB de CV Class O *	4,597	16,465
Wal-Mart de Mexico SAB de CV	5,824	13,708
Total Mexico		147,490

PHILIPPINES — 2.1%
Globe Telecom	1,975	82,968
Manila Electric Co	4,520	24,417
Total Philippines		107,385

POLAND — 2.3%
Asseco Poland SA	4,355	74,417
Budimex SA	312	19,410

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
POLAND (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA	16,538	$22,599
Total Poland		116,426

QATAR — 1.3%
Almeera Consumer Goods Co QSC	12,250	64,429
Total Qatar		64,429

SOUTH AFRICA — 4.8%
Absa Group Ltd	5,997	27,813
AECI Ltd	1,654	8,408
Astral Foods Ltd	2,089	16,741
AVI Ltd Class Y	5,415	22,375
EOH Holdings Ltd *	11,717	3,331
FirstRand Ltd	6,388	14,507
Foschini Group Ltd	916	3,731
Investec Ltd	1,812	3,524
JSE Ltd	2,855	19,374
Liberty Holdings Ltd	5,559	22,358
Metair Investments Ltd	9,296	9,789
Nedbank Group Ltd	645	3,961
Ninety One Ltd ZA Line *	906	2,597
Peregrine Holdings Ltd	28,763	33,974
RMB Holdings Ltd	2,463	196
Sanlam Ltd	2,364	8,410
Spar Group Ltd	860	8,301
Telkom SA SOC Ltd	12,408	21,014
Truworths International Ltd	1,893	3,614
Tsogo Sun Gaming Ltd	8,611	1,637
Tsogo Sun Hotels Ltd *	8,611	907
Woolworths Holdings Ltd	2,930	5,439
Total South Africa		242,001

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 9.9%
Cheil Worldwide Inc	3,239	$52,198
Coway Co Ltd	182	11,717
Daekyo Co Ltd	2,109	7,107
DB Insurance Co Ltd	262	10,358
GS Home Shopping Inc	149	13,257
Hana Financial Group Inc	561	13,891
Huchems Fine Chemical Corp	2,335	32,631
Hyosung Advanced Materials Corp *	25	2,770
Hyosung Chemical Corp	18	1,617
Hyosung Corp	378	21,670
Hyosung Heavy Industries Corp *	53	1,931
Hyosung TNC Co Ltd	24	2,286
Hyundai Marine & Fire Insurance Co Ltd	1,626	31,799
Kangwon Land Inc	558	10,702
KB Financial Group Inc	598	17,693
Korea Autoglass Corp	1,619	19,568
KT&G Corp	624	42,372
Kyobo Securities Co Ltd	1,644	9,259
Lotte Food Co Ltd	23	6,361
Meritz Fire & Marine Insurance Co Ltd	3,893	40,518
Mirae Asset Life Insurance Co Ltd	3,026	8,128
Poongsan Holdings Corp	342	7,578
Samsung Fire & Marine Insurance Co Ltd	61	8,781
Seah Besteel Corp	639	5,873
SFA Engineering Corp	496	14,654
Shinhan Financial Group Co Ltd	352	8,893
SK Telecom Co Ltd	273	50,526
Tongyang Life Insurance Co Ltd	7,260	18,220
Woori Financial Group Inc	3,554	25,356
Total South Korea		497,714

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN — 23.8%
Cayman Engley Industrial Co Ltd	3,000	$7,384
Charoen Pokphand Enterprise Co Ltd	22,000	50,316
Chunghwa Telecom Co Ltd	5,000	18,690
First Financial Holding Co Ltd	82,820	66,721
Flytech Technology Co Ltd	11,000	24,257
Getac Technology Corp	40,000	57,553
Hiroca Holdings Ltd	4,000	7,387
Inventec Corp	74,000	63,152
Lien Hwa Industrial Holdings Corp	51,450	82,370
Merry Electronics Co Ltd	12,193	66,179
Mitac Holdings Corp	75,992	76,655
Namchow Holdings Co Ltd	21,000	30,108
Pegatron Corp	25,000	52,655
Quanta Computer Inc	31,000	86,561
Rechi Precision Co Ltd	40,000	26,217
San Fang Chemical Industry Co Ltd	14,000	9,725
Senao International Co Ltd	21,000	20,144
Sitronix Technology Corp	10,000	51,204
Supreme Electronics Co Ltd	43,000	43,595
Systex Corp	21,000	58,066
Taiwan Mobile Co Ltd	16,000	57,349
Taiwan Styrene Monomer Corp	42,000	21,148
TXC Corp	25,000	64,005
TYC Brother Industrial Co Ltd	15,000	11,393
United Integrated Services Co Ltd	16,000	112,239
Zeng Hsing Industrial Co Ltd	6,000	27,138
Total Taiwan		1,192,211

THAILAND — 1.6%
Bangchak Corp PCL Foreign	47,100	29,303
Siamgas & Petrochemicals PCL Foreign	61,700	17,610

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
THAILAND (continued)
Thai Vegetable Oil PCL Foreign	36,600	$34,332
Total Thailand		81,245

TURKEY — 1.2%
Borusan Mannesmann Boru Sanayi *	5,673	11,331
Petkim Petrokimya Holding AS *	11,713	6,578
Soda Sanayii AS	13,460	12,613
Tofas Turk Otomobil Fabrikasi AS	2,400	8,778
Turk Traktor ve Ziraat Makineleri AS	1,362	21,143
Total Turkey		60,443

UNITED ARAB EMIRATES — 0.8%
Dubai Islamic Bank PJSC	38,793	39,909
Total United Arab Emirates		39,909

Total Common Stock
(Cost $5,282,469)		4,922,591

RIGHTS — 0.0%
	Number of Rights	Value (U.S. $)
Foschini Group, Expires 08/12/20	366	587

Total Rights
(Cost $–)		587
Total Value of Securities — 98.2%
(Cost $5,282,469)		$4,923,178

Percentages are based on Net Assets of $5,012,787.
*	Non-income producing security.

ADR — American Depositary Receipt
CV — Convertible Security

Gallery Trust	Rothko Emerging Markets Equity Fund
July 31, 2020 (Unaudited)

GDR — Global Depositary Receipt
Ltd. — Limited
REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at market value:
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$289,669	$—	$—	$289,669
Chile	49,798	—	—	49,798
China	1,500,768	18,050	—	1,518,818
Czech Republic	12,208	—	—	12,208
India	239,818	—	—	239,818
Indonesia	—	121,361	—	121,361
Malaysia	23,037	118,629	—	141,666
Mexico	147,490	—	—	147,490
Philippines	—	107,385	—	107,385
Poland	116,426	—	—	116,426
Qatar	64,429	—	—	64,429
South Africa	242,001	—	—	242,001
South Korea	497,714	—	—	497,714
Taiwan	1,192,211	—	—	1,192,211
Thailand	81,245	—	—	81,245
Turkey	—	60,443	—	60,443
United Arab Emirates	—	39,909	—	39,909
Total Common Stock	4,456,814	465,777	—	4,922,591
Rights	587	—	—	587
Total Investments in Securities	$4,457,401	$465,777	$—	$4,923,178

For the period ended July 31, 2020, there were no transfers in or out of Level 3.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

MON-QH-002-0300